                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06591

                 Morgan Stanley Quality Municipal Income Trust
               (Exact name of registrant as specified in charter)

   522 Fifth Avenue, New York, New York                        10036
 (Address of principal executive offices)                   (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                     COUPON   MATURITY
THOUSANDS                                                                                      RATE      DATE         VALUE
---------                                                                                     ------   --------   -------------

            TAX-EXEMPT MUNICIPAL BONDS  (175.7%)
            ALABAMA  (1.1%)
$  3,700    University of Alabama, Ser 2004-A (MBIA Insd)                                       5.25%  07/01/22   $   3,942,424
                                                                                                                  -------------
            ALASKA  (1.0%)
   4,000    Northern Tobacco Securitization Corporation, Alaska, Asset Backed
               Ser 2006 A                                                                       5.00   06/01/46       3,659,480
                                                                                                                  -------------
            ARIZONA  (4.9%)
   2,000    Arizona Transportation Board, Highway Refg Ser 2002 A                               5.25   07/01/19       2,135,560
   3,000    Phoenix Civic Improvement Corporation, Arizona, Airport Ser 2002 B
               (AMT) (FGIC Insd)                                                                5.25   07/01/32       3,087,480
   3,800    Phoenix Civic Improvement Corporation, Arizona, Jr Lien Water Ser 2002
               (FGIC Insd)                                                                      5.00   07/01/26       3,914,912
   6,000    Salt River Project Agricultural Improvement & Power District, Arizona,
               2002 Ser B                                                                       5.00   01/01/31       6,173,340
   2,000    Surprise Municipal Property Corporation, Arizona, Ser 2007                          4.90   04/01/32       1,921,020
                                                                                                                  -------------
                                                                                                                     17,232,312
                                                                                                                  -------------
            CALIFORNIA  (29.1%)
   2,000    California Health Facilities Financing Authority, Kaiser Permanente
               Ser 2006 A                                                                       5.25   04/01/39       2,038,900
  10,000    California Economic Recovery, Ser 2004 A                                            5.00   07/01/16      10,430,700
   2,000    California Health Facilities Financing Authority, Cedars-Sinai Medical
               Center Ser 2005                                                                  5.00   11/15/34       2,014,020
   5,000    California Infrastructure & Economic Development Bank, Bay Area
               Toll Bridges Seismic Retrofit First Lien Ser 2003 A (AMBAC Insd)                 5.00   01/01/28+      5,454,400
   3,000    California Infrastructure & Economic Development Bank, The Scripps
               Research Institute Ser 2005 A                                                    5.00   07/01/29       3,091,800
   6,000    California Pollution Control Financing Authority, Keller Canyon
               Landfill Co/Browning-Ferris Industries Inc Ser 1992 (AMT)                       6.875   11/01/27       6,032,220
   4,000    California Statewide Communities Development                                        5.40   11/01/27       4,037,160
   5,000    California Statewide Communities Development, John Muir Health
               Ser 2006 A                                                                       5.00   08/15/32       5,032,400
   5,000    California, Various Purpose Dtd 05/01/03                                            5.25   02/01/19       5,301,450
  16,000    California, Various Purpose Dtd 11/01/06 ##                                         4.50   10/01/36      15,094,080
   6,000    Golden State Tobacco Securitization Corporation, California, Enhanced
               Asset Backed Ser 2005 A (AMBAC Insd)                                             5.00   06/01/29       6,114,060
   4,000    Golden State Tobacco Securitization Corporation, California, Enhanced
               Asset Backed Ser 2007 A ##                                                       5.75   06/01/47       4,125,420
   8,000    Golden State Tobacco Securitization Corporation, California, Enhanced
               Asset Backed Ser 2007 A-1 ##                                                    5.125   06/01/47       7,474,160
   4,000    Los Angeles, California, Ser 2004 A (MBIA Insd))                                    5.00   09/01/24       4,209,200
   4,000    Port of Oakland, California, Ser 2002 L (AMT) (FGIC Insd))                          5.00   11/01/32       4,058,680
   3,720    San Diego County Water Authority, California, Ser 2002 A COPs
               (MBIA Insd)                                                                      5.00   05/01/27       3,846,778
   1,000    San Diego County, Burnham Institute for Medical Research Ser 2006 COPs              5.00   09/01/34         995,550
  16,000    Silicon Valley Tobacco Securitization Authority Tobacco Settlement,
               Santa Clara Tobacco Securitization Corp Ser 2007                                 0.00   06/01/36       3,178,080
   5,000    Tobacco Securitization Authority of Northern California, Sacramento
               County Tobacco Securitization Corporation Ser 2006 A-1                           5.00   06/01/37       4,645,500
   2,600    University of California, Ser 2007-J (FSA Insd) ##                                  4.50   05/15/31       2,530,437
   2,400    University of California, Ser 2007-J (FSA Insd) ##                                  4.50   05/15/35       2,335,788
                                                                                                                  -------------
                                                                                                                    102,040,783
                                                                                                                  -------------
            COLORADO  (3.5%)
   2,700    Adams & Arapahoe Counties Joint School District # 32, Colorado,
               Ser 2003 A (FSA Insd)                                                           5.125   12/01/21       2,844,369
   1,750    Boulder County, Colorado, University Corp for Atmospheric Research
               Ser 2002 (MBIA Insd)                                                            5.375   09/01/18       1,854,265
   1,750    Boulder County, Colorado, University Corp for Atmospheric Research
               Ser 2002 (MBIA Insd)                                                            5.375   09/01/21       1,854,265
   2,000    Colorado Educational & Cultural Facilities Authority, Peak to Peak
               Charter School Refg & Impr Ser 2004 (XLCA Insd)                                  5.25   08/15/34       2,095,120
   2,000    Colorado Health Facilities Authority, Adventist/Sunbelt Ser 2006 D                  5.25   11/15/35       2,041,100
   1,590    Denver Convention Center Hotel Authority, Colorado, Refg Ser 2006
               (XLCA Insd)                                                                      5.00   12/01/30       1,646,461
                                                                                                                  -------------
                                                                                                                     12,335,580
                                                                                                                  -------------

            CONNECTICUT  (1.4%)
   5,000    Connecticut Housing Finance Authority                                               5.15   05/15/38       5,051,350
                                                                                                                  -------------
            DELAWARE (0.3%)
   1,000    New Castle County, Delaware, Newark Charter School Inc Ser 2006                     5.00   09/01/36         960,730
                                                                                                                  -------------
            DISTRICT OF COLUMBIA  (1.8%)
   6,000    District of Columbia Ballpark, Ser 2006 B-1 (FGIC Insd)                             5.00   02/01/31       6,220,680
                                                                                                                  -------------
            FLORIDA  (8.2%)
   3,000    Broward County School Board, Florida, Ser 2001 A COPs (FSA Insd)                    5.00   07/01/26       3,064,740
   3,500    Broward County, Florida, Water & Sewer Utility Ser 2003 (MBIA Insd)                 5.00   10/01/24       3,630,515
   3,000    Highlands County Health Facilities Authority, Florida, Adventist
               Health/Sunbelt Ser 2006 C                                                        5.25   11/15/36       3,038,250
   3,300    Jacksonville Electric Authority, Florida, St Johns Power Park
               Refg Issue 2 Ser 17                                                              5.00   10/01/18       3,402,960
   1,500    Lee County Industrial Development Authority, Florida, Shell Point
               Village/The Alliance Community for Retirement Living Inc, Ser 2006              5.125   11/15/36       1,449,150
   2,000    Mid-Bay Bridge Authority, Florida, Refg Ser 1993 A (AMBAC Insd)                     5.95   10/01/22       2,085,620
  12,000    South Miami Health Facilities Authority, Florida, Baptist Health Ser 2007 ##        5.00   08/15/42      12,051,480
                                                                                                                  -------------
                                                                                                                     28,722,715
                                                                                                                  -------------
            GEORGIA  (8.3%)
   3,000    Atlanta, Georgia, Airport Ser 2004 J (FSA Insd)                                     5.00   01/01/34       3,086,910
  10,000    Augusta, Georgia, Water & Sewerage Ser 2000 (FSA Insd)                              5.25   10/01/30      10,402,900
   6,000    Georgia State Road & Tollway Authority, Ser 2004                                    5.00   10/01/22       6,261,360
   9,000    Georgia State Road & Tollway Authority, Ser 2004                                    5.00   10/01/23       9,392,040
                                                                                                                  -------------
                                                                                                                     29,143,210
                                                                                                                  -------------
            HAWAII  (7.0%)
   5,000    Hawaii, 1992 Ser BZ                                                                 6.00   10/01/10       5,324,200
   8,000    Hawaii, 1992 Ser BZ                                                                 6.00   10/01/11       8,657,440
  10,000    Honolulu City & County, Hawaii, Ser 2003 A (MBIA Insd) ##                           5.25   03/01/26      10,476,850
                                                                                                                  -------------
                                                                                                                     24,458,490
                                                                                                                  -------------
            IDAHO  (0.3%)
     125    Idaho Housing Agency, 1992 Ser E (AMT)                                              6.75   07/01/12         126,621
   1,015    Idaho Housing & Finance Association, 2000 Ser E (AMT)                               6.00   01/01/32       1,031,392
                                                                                                                  -------------
                                                                                                                      1,158,013
                                                                                                                  -------------
            ILLINOIS  (6.1%)
   4,000    Chicago, Illinois, O' Hare Int'l Airport Third Lien Ser 2003 B-2 (AMT)
               (FSA Insd)                                                                       5.75   01/01/23       4,331,400
   4,000    Cook County, Illinois, Ser 1992 C (FGIC Insd)                                       6.00   11/15/09       4,196,280
   2,000    Illinois Educational Facilities Authority, University of Chicago Ser 1998 A        5.125   07/01/38       2,026,540
   2,400    Illinois Housing Development Authority, Ser I                                      6.625   09/01/12       2,403,072
   6,000    Illinois, First Ser 2002 (MBIA Insd)                                               5.375   07/01/20       6,341,400
   2,000    Schaumburg, Illinois, Ser 2004 B (FGIC Insd)                                        5.25   12/01/34       2,106,080
                                                                                                                  -------------
                                                                                                                     21,404,772
                                                                                                                  -------------
            INDIANA  (7.0%)
  10,000    Indiana Bond Bank, Revolving Fund Ser 2001 A                                        5.00   02/01/23      10,378,900
   6,000    Indiana Health & Educational Facility Financing Authority,
               Clarian Health Ser 2006 A                                                        5.25   02/15/40       6,080,160
   6,335    Indiana Transportation Finance Authority, Highway Ser 2000 (FGIC Insd)             5.375   12/01/10+      6,645,288
   1,400    Marion County Convention & Recreational Facilities Authority,
               Indiana, Refg Ser 2003 A (AMBAC Insd)                                            5.00   06/01/21       1,446,718
                                                                                                                  -------------
                                                                                                                     24,551,066
                                                                                                                  -------------
            KANSAS  (0.8%)
   3,000    University of Kansas Hospital Authority, KU Health Ser 2002                         4.50   09/01/32       2,784,780
                                                                                                                  -------------
            KENTUCKY  (1.5%)
   5,000    Louisville & Jefferson County Metropolitan Sewer District, Kentucky,
               Ser 1999 A (FGIC Insd)                                                           5.75   05/15/33       5,239,400
                                                                                                                  -------------
            MARYLAND  (4.5%)
   2,000    Baltimore County, Maryland, Oak Crest Village Ser 2007 A                            5.00   01/01/37       1,968,120
   2,000    Maryland Health & Higher Educational Facilities Authority, University
               of Maryland Medical Ser 2006 A                                                   5.00   07/01/41       1,990,200
   3,000    Maryland Health & Higher Educational Facilities Authority, King Farm
               Presbyterian Community 2006 Ser B                                                5.00   01/01/17       2,989,860

   5,000    Maryland Health & Higher Educational Facilities Authority, University
               of Maryland Medical Ser 2001                                                     5.25   07/01/28       5,065,900
   1,500    Maryland Health & Higher Educational Facilities Authority, University
               of Maryland Medical Ser 2002                                                     6.00   07/01/32       1,582,965
   2,000    Northeast Maryland Waste Disposal Authority, Montgomery County
               Ser 2003 (AMT) (AMBAC Insd)                                                      5.50   04/01/16       2,123,360
                                                                                                                  -------------
                                                                                                                     15,720,405
                                                                                                                  -------------
            MICHIGAN (4.1%)
   6,000    Michigan Hospital Finance Authority, Henry Ford Health Refg Ser 2006 A              5.25   11/15/46       6,088,980
   5,000    Michigan Strategic Fund, Detroit Edison Co Ser 2001 C (AMT)                         5.65   09/01/29       5,181,150
   3,000    Wayne County, Michigan, Detroit Metropolitan Wayne County Airport
               Refg Ser 2002 D (AMT) (FGIC Insd)                                                5.50   12/01/17       3,171,960
                                                                                                                  -------------
                                                                                                                     14,442,090
                                                                                                                  -------------
            MINNESOTA (0.6%)
   2,000    Western Minnesota Municipal Power Agency, 2003 Ser A (MBIA Insd)                    5.00   01/01/30       2,063,040
                                                                                                                  -------------
            MISSOURI (1.1%)
   2,250    Gravois Bluffs Transportation Development District, Montana, Sales Tax              4.75   05/01/32       2,212,200
   1,500    Missouri Health & Educational Facilities Authority, Lutheran Senior
               Services Ser 2005 A                                                             5.375   02/01/35       1,539,060
     240    Missouri Housing Development Commission, Homeownership
               Ser 2000 B-1 (AMT)                                                               6.25   03/01/31         244,346
                                                                                                                  -------------
                                                                                                                      3,995,606
                                                                                                                  -------------
            MONTANA (0.9%)
   3,035    Montana Board of Housing, 2000 Ser B (AMT)                                          6.00   12/01/29       3,053,909
                                                                                                                  -------------
            NEBRASKA (4.3%)
  10,000    Nebraska Investment Financial Authority, Single Family Housing Revenue (AMT) ##     5.15   09/01/38      10,068,500
   5,000    Nebraska Public Power District, Ser 2005 C (FGIC Insd)                              5.00   01/01/41       5,150,400
                                                                                                                  -------------
                                                                                                                     15,218,900
                                                                                                                  -------------
            NEVADA (4.0%)
   2,000    Clark County, Nevada, Airport SubLien Ser 2004 A-1 (AMT) (FGIC Insd)                5.50   07/01/20       2,128,660
   1,000    Clark County, Nevada, Jet Aviation Fuel Tax Ser 2003 C (AMT) (AMBAC Insd)          5.375   07/01/19       1,048,670
   1,100    Clark County, Nevada, Jet Aviation Fuel Tax Ser 2003 C (AMT) (AMBAC Insd)          5.375   07/01/20       1,152,899
   2,000    Clark County, Nevada, Jet Aviation Fuel Tax Ser 2003 C (AMT) (AMBAC Insd)          5.375   07/01/22       2,092,900
   5,345    Las Vegas Valley Water District, Nevada, Water Impr Refg Ser 2003 A
               (FGIC Insd)                                                                      5.25   06/01/20       5,627,323
   2,000    Reno, Nevada, Renown Regional Medical Center Ser 2007 A                             5.25   06/01/37       2,018,980
                                                                                                                  -------------
                                                                                                                     14,069,432
                                                                                                                  -------------
            NEW JERSEY (11.3%)
   2,000    New Jersey Economic Development Authority, Cigarette Tax Ser 2004                   5.75   06/15/29       2,131,420
   1,565    New Jersey Housing Mortgage Finance Authority, Home Buyer
               Ser 2000 CC (AMT) (MBIA Insd)                                                   5.875   10/01/31       1,589,054
   5,000    New Jersey Transportation Trust Fund Authority, 1999 Ser A                          5.75   06/15/20       5,660,350
  12,000    New Jersey Turnpike Authority, Ser 2003 A (FGIC Insd)+++                            5.00   01/01/27      12,421,560
  10,000    Passaic Valley Sewerage Commissioners, New Jersey, Ser F (FGIC Insd)                5.00   12/01/20      10,460,100
   5,000    Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1A                  4.625   06/01/26       4,493,200
   6,000    Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1B                   0.00   06/01/41         887,820
   2,000    University of Medicine & Dentistry, New Jersey, Ser 2004 COPs
               (MBIA Insd)                                                                      5.25   06/15/23       2,123,520
                                                                                                                  -------------
                                                                                                                     39,767,024
                                                                                                                  -------------
            NEW MEXICO (1.7%)
   3,000    Albuquerque, New Mexico, Gross Receipts Refg Ser 1999 C                             5.25   07/01/17       3,075,120
   3,000    Rio Rancho, New Mexico, Water & Wastewater Refg Ser 1999
               (AMBAC Insd)                                                                     5.25   05/15/19       3,067,320
                                                                                                                  -------------
                                                                                                                      6,142,440
                                                                                                                  -------------
            NEW YORK (17.2%)
  10,000    Metropolitan Transportation Authority, New York, Transportation
               Refg Ser 2002 A (FGIC Insd)                                                      5.00   11/15/25      10,349,400
   5,000    Nassau County Tobacco Settlement Corporation, New York,
               Asset Backed Ser A-3                                                            5.125   06/01/46       4,906,250
   3,500    New York City Municipal Water Finance Authority, New York, 2003 Ser A              5.375   06/15/19       3,708,565
  18,000    New York City Municipal Water Finance Authority, New York, 2002 Ser B               5.00   06/15/26      18,450,540
  10,000    New York City Municipal Water Finance Authority, New York, 2004 Ser A               5.00   06/15/35      10,257,600
   2,000    Seneca Nation Indians Cap Ser A                                                     5.00#  12/01/23       1,967,640
   5,000    Tobacco Settlement Financing Corporation, New York,
               State Contingency Ser 2003 B-1C                                                  5.50   06/01/17       5,252,000

   5,000    Triborough Bridge & Tunnel Authority, New York, Refg 2002 E (MBIA Insd)             5.25   11/15/22       5,287,650
                                                                                                                  -------------
                                                                                                                     60,179,645
                                                                                                                  -------------
            NORTH CAROLINA (1.3%)
   4,500    Charlotte, North Carolina, Water & Sewer Ser 2001                                  5.125   06/01/26       4,677,930
                                                                                                                  -------------
            NORTH DAKOTA (0.8%)
   2,750    Ward County, North Dakota, Trinity Ser 2006                                        5.125   07/01/29       2,757,672
                                                                                                                  -------------
            OHIO (3.2%)
   5,370    Cuyahoga County, Ohio, Cleveland Clinic Health Ser 2003 A                           6.00   01/01/32       5,821,778
   3,000    Lorain County, Ohio, Catholic Healthcare Partners Ser 2001 A                       5.625   10/01/17       3,156,330
   2,000    Ohio State University, General Receipts Ser 2002 A                                 5.125   12/01/31       2,079,700
                                                                                                                  -------------
                                                                                                                     11,057,808
                                                                                                                  -------------
            OKLAHOMA (0.4%)
   1,500    Oklahoma Developmental Finance Authority Hospital Revenue                          5.125   12/01/36       1,488,630
                                                                                                                  -------------
            PENNSYLVANIA (4.1%)
   4,000    Allegheny County Redevelopment Authority, Pennsylvania, West Penn
               Allegheny Health Ser 2007 A ##                                                  5.375   11/15/40       3,931,500
  10,000    Pennsylvania, First Ser 2003 RITES PA - 1112 B (MBIA Insd) ##                       5.00   01/01/13+     10,554,600
                                                                                                                  -------------
                                                                                                                     14,486,100
                                                                                                                  -------------
            SOUTH CAROLINA (4.5%)
   3,000    Charleston Educational Excellence Financing Corporation, South
               Carolina, Charleston County School District Ser 2005                             5.25   12/01/29       3,162,180
      70    Lexington County Health Services                                                    5.00   11/01/16          72,059
   5,000    South Carolina Public Service Authority, Refg Ser 2002 D (FSA Insd)                 5.00   01/01/20       5,193,050
   7,000    South Carolina Public Service Authority, Refg Ser 2003 A (AMBAC Insd)               5.00   01/01/22       7,269,990
                                                                                                                  -------------
                                                                                                                     15,697,279
                                                                                                                  -------------
            TENNESSEE (3.0%)
   2,000    Sullivan County Health Educational & Housing Facilities Board,
               Tennessee, Wellmont Health Ser 2006 C                                            5.25   09/01/36       2,010,660
   8,000    Tennessee Energy Acquisition Corporation, Ser 2006 A ##                             5.25   09/01/19       8,390,520
                                                                                                                  -------------
                                                                                                                     10,401,180
                                                                                                                  -------------
            TEXAS (18.1%)
   2,000    Alliance Airport Authority, Texas, Federal Express Corp Refg Ser 2006
               (AMT)                                                                            4.85   04/01/21       1,961,680
  10,000    Austin, Texas, Water & Wastewater Refg Ser 2001 A&B (FSA Insd) ##                  5.125   05/15/27      10,239,240
   3,000    Brazos River Authority, Texas, TXU Electric Co Ser 1999 C (AMT)                     7.70   03/01/32       3,363,750
   6,000    Houston, Texas, Airport Sub Lien Ser 2000 A (AMT) (FSA Insd)                       5.875   07/01/17       6,260,400
   5,000    Houston, Texas, Airport Sub Lien Ser 2000 A (AMT) (FSA Insd)                       5.625   07/01/30       5,170,600
  15,000    Houston, Texas, Combined Utility First Lien Refg 2004 Ser A (FGIC)                  5.25   05/15/23      15,911,850
   2,350    Northside Independent School District, Texas, Bldg & Refg Ser 2001 (PSF)            5.00   02/15/26       2,401,888
   2,000    Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B
               (AMT) (Mandatory Tender 11/01/11)                                                5.75   05/01/30       2,031,760
  13,960    San Antonio, Texas, Water & Refg Ser 2001 (FGIC Insd)                               5.00   05/15/26      14,226,496
   2,000    Tarrant County Cultural Educational Facilities Finance Corp, Texas,
               Air Force Village II Inc Ser 2007                                               5.125   05/15/37       1,987,740
                                                                                                                  -------------
                                                                                                                     63,555,404
                                                                                                                  -------------
            VERMONT (0.7%)
   2,500    Vermont Economic Development Authority, Wake Robin Corp Ser 2006 A                 5.375   05/01/36       2,502,025
                                                                                                                  -------------
            VIRGINIA (1.5%)
   2,000    Fairfax County Economic Development Authority, Virginia, Goodwin
               House Inc Ser 2007                                                              5.125   10/01/42       1,975,120
   1,450    Henrico County Economic Development Authority Residential Care
               Facilities, Virginia, Westminister Canterbury Management Corp                    5.00   10/01/27       1,432,658
   1,750    Henrico County Economic Development Authority Residential Care
               Facilities, Virginia, Westminister Canterbury Management Corp                    5.00   10/01/35       1,694,648
                                                                                                                  -------------
                                                                                                                      5,102,426
                                                                                                                  -------------
            WASHINGTON (6.1%)
   7,000    Energy Northwest, Washington, Columbia Refg Ser 2001 C (MBIA Insd)                  5.75   07/01/18       7,533,540
   5,000    Grant County Public Utility District #2, Washington, Electric Refg Ser 2001 H
               (FSA Insd)                                                                      5.375   01/01/18       5,231,350
   2,000    King County, Washington, Refg 1998 Ser B (MBIA Insd)                                5.25   01/01/34       2,029,100

   4,010    Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA Insd) ##           5.00   12/01/23       4,079,020
   2,500    Spokane School District #81, Washington, Ser 2005 (MBIA Insd)                       0.00++ 06/01/23       2,429,075
                                                                                                                  -------------
                                                                                                                     21,302,085
                                                                                                                  -------------
            TOTAL TAX-EXEMPT MUNICIPAL BONDS
            (Cost $603,595,541)                                                                                     616,586,815
                                                                                                                  -------------
            SHORT-TERM INVESTMENT (a) (2.3%)
            INVESTMENT COMPANY
   7,924    Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -
               Institutional Class (Cost $7,924,485)                                                                  7,924,485
                                                                                                                  -------------
 626,254    TOTAL INVESTMENTS (Cost $611,520,026)                                                                   624,511,300
========                                                                                                          -------------

 (71,260)   FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (-20.3%)
            Notes with interest rates ranging from 3.62% to 3.72% at July 31, 2007 and contractual maturities of collateral ranging
               from 01/01/13 to 06/01/47 ###(b) (Cost ($71,260,000))                                                (71,260,000)
                                                                                                                  -------------
$554,994    TOTAL NET INVESTMENTS
========    (Cost $540,260,026) (c)(d)                                                                    157.7%    553,251,300

            OTHER ACCESS IN EXCESS OF LIABILITIES                                                           1.6       5,597,928

            PREFERRED SHARES OF BENEFICIAL INTEREST                                                       (59.3)   (208,038,875)
                                                                                                                  -------------
            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                  100.0%  $ 350,810,353
                                                                                                                  =============

----------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT    Alternative Minimum Tax.

COPs   Certificates of Participation.

PSF    Texas Permanent School Fund Guarantee Program.

+      Prerefunded to call date shown.

++     Security is a "Step-up" bond where the coupon increases on a predetermined future date.

+++    A portion of this security has been physically segregated in connection with open futures contracts in the amount of $451,000.

#      Resale restricted to qualified institutional investors.

##     Underlying security related to inverse floaters entered into by the
       Trust.

###    Floating rate note obligation related to securities held. The interest rates shown reflect the rates in effect at July 31, 2007.

(a)    The Trust invests in Morgan Stanley Institutional Liquidity Tax-Exempt
       Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Trust are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional
       Liquidity Tax-Exempt Portfolio - Institutional Class with respect to assets invested by the Trust in Morgan Stanley Institutional Liquidity
       Tax-Exempt Portfolio - Institutional Class. Income distributions earned by the trust totaled $38,908 for the period ended July 31, 2007.

(b)    Floating Rate Note Obligations Related to Securities Held - The Trust
       enters into transactions in which it transfers to Dealer Trusts ("Dealer
       Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The
       Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows.
       The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer
       Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At July 31, 2007, Trust investments with a value of
       $101,351,595 are held by the Dealer Trusts and serve as collateral for the $71,260,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at July 31, 2007 are presented in the "Portfolio of Investments".

(c)    Securities have been designated as collateral in an amount equal to
       $47,121,788 in connection with open futures contracts and an open swap contract.

(d)    The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $17,018,471 and the aggregate gross unrealized depreciation is $4,027,197, resulting in net unrealized appreciation of
       $12,991,274.

Bond Insurance:
---------------

AMBAC   AMBAC Assurance Corporation.

FGIC    Financial Guaranty Insurance Company.

FSA     Financial Security Assurance Inc.

MBIA    Municipal Bond Investors Assurance Corporation.

XLCA    XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JULY 31, 2007:

NUMBER OF                    DESCRIPTION, DELIVERY       UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT          MONTH AND YEAR           AMOUNT AT VALUE   DEPRECIATION
---------   ----------          --------------           ---------------   ------------

   220         Short      U.S. Treasury Notes 10 Year,
                                September 2007             $(23,632,814)     $(77,950)
   220         Short      U.S. Treasury Bond 20 Year,
                                September 2007              (24,213,750)      (378,730)
                                                                             ---------
                         Total Unrealized Depreciation                       $(456,680)
                                                                             =========

INTEREST RATE SWAP CONTRACT OPEN AT JULY 31, 2007:

                         NOTIONAL       PAYMENTS MADE     PAYMENTS RECEIVED      TERMINATION      UNREALIZED
   COUNTERPARTY        AMOUNT (000)       BY TRUST            BY TRUST              DATE         APPRECIATION
-------------------------------------------------------------------------------------------------------------

JPMorgan Chase & Co.      $20,000     Fixed Rate 3.79%   Floating Rate 3.85%   August 24, 2017     $181,694
                                                                                                   ========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Income Trust

/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
September 20, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
September 20, 2007

/s/ Francis Smith
------------------------------------
Francis Smith
Principal Financial Officer
September 20, 2007

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Quality Municipal
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2007

                                        /s/ Ronald E. Robison
                                        ----------------------------------------
                                        Ronald E. Robison
                                        Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Quality Municipal
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2007

                                        /s/ Francis Smith
                                        ----------------------------------------
                                        Francis Smith
                                        Principal Financial Officer

                                       5